Income Tax:	12 Months Ended
Dec. 31, 2016
Income Tax: [Abstract]
Income Tax:

Note 13.    Income Tax:

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2016	2015
Income tax benefit based on Canadian tax rates	$5,386,423	$4,533,974
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	248,385	222,999
Non-deductible expenses	(1,040,629)	(1,712,121)
Change in valuation allowance and other	(4,594,179)	(3,044,852)
	$-	$-

No current income tax has been recorded by us for each of the two years ended December 31, 2016. We have recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2016 and 2015 were as follows:

	Future Tax Asset
	2016	2015
Net operating loss carry forwards	46,962,497	40,779,302
Property, Plant and Equipment	3,227,610	3,087,432
Capital loss carry forwards	15,411	1,116,595
Other	330,882	325,467
	50,536,400	45,308,796
Valuation allowance	(50,536,400)	(45,308,796)
Net deferred tax asset	$-	$-

At December 31, 2016, we had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$1,386,674	$-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	1,946,470	2026
6,033,603	3,612,395	2027
4,360,823	13,768,805	2028
1,769,963	13,048,798	2029
2,159,079	16,121,064	2030
3,216,024	18,051,860	2031
3,041,866	5,237,048	2032
5,532,290	6,734,675	2033
1,933,918	9,702,739	2034
2,099,507	12,593,389	2035
3,770,594	15,742,039	2036
$52,419,637	$116,559,282